Related Party Transactions (Details) - Schedule of related party transactions - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
a) Consulting services provided to the related parties
Consulting services provided to the related parties	$ 52,024	$ 269,472	$ 165,161
b) Services provided by the related parties
Services provided by the related parties	335,244	1,363,009	570,175
c) Loans provided to the related parties
Loans provided to the related parties	83,651	151,783	177,787
d) Repayment of loans from the related parties
Repayment of loans from the related parties	15,491		177,787
e) Interest income received from the related parties
Interest income received from the related parties	9,260		2,328
f) Rental income from the related party
Rental income from the related party	3,587
UniDev [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties	46,008
b) Services provided by the related parties
Services provided by the related parties	34,995
EMIT [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties	6,016
b) Services provided by the related parties
Services provided by the related parties	157,762	758,976	209,318
c) Loans provided to the related parties
Loans provided to the related parties	83,651	151,783	28,446
d) Repayment of loans from the related parties
Repayment of loans from the related parties	15,491		28,446
e) Interest income received from the related parties
Interest income received from the related parties	9,260
CareerWin [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties			165,161
b) Services provided by the related parties
Services provided by the related parties			195,817
CLPS Lihong [Member]
a) Consulting services provided to the related parties
Consulting services provided to the related parties		269,472
c) Loans provided to the related parties
Loans provided to the related parties			149,341
d) Repayment of loans from the related parties
Repayment of loans from the related parties			149,341
e) Interest income received from the related parties
Interest income received from the related parties			2,328
Beijing Bright [Member]
b) Services provided by the related parties
Services provided by the related parties	142,487	604,033	165,040
Fuson [Member]
f) Rental income from the related party
Rental income from the related party	$ 3,587